UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2004

Date of reporting period: September 30, 2004

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                              September 30, 2004
                                  (unaudited)

                                               Prin. Amt.
                                               or Shares   Value (A)
                                               ---------- ------------
          Stocks And Convertible Securities -- 87.4%
            Energy -- 76.5%
             Internationals -- 25.4%
              BP plc ADR                         600,000  $ 34,518,000
              ChevronTexaco Corp.                540,000    28,965,600
              Exxon Mobil Corp.                1,050,000    50,746,500
              Royal Dutch Petroleum Co. ADR      400,000    20,640,000
              "Shell" Transport and
               Trading Co., plc ADR               85,000     3,783,350
              Total S.A. ADR (B)                 140,000    14,303,800
                                                          ------------
                                                           152,957,250
                                                          ------------
             Domestics -- 8.2%
              Amerada Hess Corp.                 100,000     8,900,000
              ConocoPhillips                     300,000    24,855,000
              Kerr McGee Corp.                   177,153    10,142,009
              Murphy Oil Corp.                    65,000     5,640,050
                                                          ------------
                                                            49,537,059
                                                          ------------
             Producers -- 14.5%
              Apache Corp.                       190,000     9,520,900
              Burlington Resources Inc.          266,800    10,885,440
              Devon Energy Corp.                 198,720    14,111,107
              EOG Resources, Inc.                180,000    11,853,000
              Noble Energy, Inc.                 185,000    10,774,400
              Occidental Petroleum Corp.         200,000    11,186,000
              Pioneer Natural
               Resources Co. (C)                 316,000    10,895,680
              XTO Energy Inc.                    250,000     8,120,000
                                                          ------------
                                                            87,346,527
                                                          ------------
             Distributors -- 14.6%
              AGL Resources Inc.                 250,000     7,692,500
              Aquila Inc. (B) (C)              2,000,000     6,240,000
              Duke Energy Corp.                  217,624     4,981,413
              Energen Corp.                      200,000    10,310,000
              Equitable Resources Inc.           250,000    13,577,500
              Keyspan Corp.                      220,000     8,624,000
              MDU Resources Group, Inc.          250,000     6,582,500
              National Fuel Gas Co.              200,000     5,666,000
              New Jersey Resources Corp.         277,500    11,488,500
              Questar Corp.                      200,000     9,164,000
              Williams Companies, Inc. 9.0%
               FELINE PACS due 2005              120,000     1,620,000
              Williams Companies, Inc.           200,000     2,420,000
                                                          ------------
                                                            88,366,413
                                                          ------------

                                                 Prin. Amt.
                                                 or Shares   Value (A)
                                                 ---------- ------------
           Services -- 13.8%
            Baker Hughes, Inc. (B)                130,000   $  5,683,600
            BJ Services Co. (C)                   370,000     19,391,700
            GlobalSantaFe Corp.                   200,000      6,130,000
            Grant Prideco Inc. (C)                308,000      6,310,920
            Nabors Industries Ltd. (C)            175,000      8,286,250
            Noble Corp. (C)                       185,000      8,315,750
            Schlumberger Ltd.                     280,000     18,846,800
            Weatherford International,
             Ltd. (C)                             205,000     10,459,100
                                                            ------------
                                                              83,424,120
                                                            ------------
          Basic Industries -- 10.9%
           Basic Materials & Other -- 8.4%
            Air Products and Chemicals, Inc.      125,000      6,797,500
            Aqua America, Inc.                    315,000      6,964,650
            Arch Coal Inc.                        156,000      5,536,440
            du Pont (E.I.) de Nemours and Co.     175,000      7,490,000
            General Electric Co.                  454,800     15,272,185
            Rohm & Haas Co.                       200,000      8,594,000
                                                            ------------
                                                              50,654,775
                                                            ------------
           Paper and Forest Products -- 2.5%
            Boise Cascade Corp. 7.5% ACES
             due 2004                              51,000      2,534,700
            Boise Cascade Corp.                   205,000      6,822,400
            Smurfit-Stone Container
             Corp. (C)                            300,000      5,811,000
                                                            ------------
                                                              15,168,100
                                                            ------------
        Total Stocks And Convertible Securities
           (Cost $273,689,140) (D)                          $527,454,244
                                                            ------------

--------------------------------------------------------------------------------

                              September 30, 2004
                                  (unaudited)


                                                 Prin. Amt.   Value (A)
                                                 ----------- -----------
        Short-Term Investments --11.6%
           U.S. Government Obligations -- 1.7%
            U.S. Treasury Bills,
             1.38%, due 11/18/04                 $10,000,000 $ 9,980,933
                                                             -----------
           Commercial Paper -- 9.9%
            American General Finance Corp.,
             1.66-1.76%,
             due 10/19/04-10/26/04                 7,000,000   6,993,249
            Caterpillar Financial Services
             Corp., 1.69%, due 10/13/04            4,000,000   3,997,747
            ChevronTexaco Funding
             Corp., 1.46-1.72%,
             due 10/7/04-11/9/04                   6,435,000   6,427,820
            Coca-Cola Corp., 1.72%,
             due 11/4/04                           3,395,000   3,389,485
            Coca-Cola Enterprises Inc.,
             1.76%, due 10/19/04                   3,605,000   3,601,828
            General Electric Capital Corp.,
             1.59-1.77%, due
             10/7/04-11/16/04                      6,595,000   6,586,439
            GMAC New Center Asset Trust,
             1.40-1.42%, due 10/5/04-10/7/04       7,000,000   6,995,847
            Nestle Capital Corp., 1.72%,
             due 11/2/04                           4,670,000   4,662,860
            Proctor & Gamble Co., 1.71%,
             due 11/4/04                           6,310,000   6,299,809
            Toyota Motor Credit Corp.,
             1.59-1.71%, due 10/7/04-10/28/04      8,280,000   8,275,102
            Unilever Capital Corp., 1.69%,
             due 10/18/04                          2,690,000   2,687,853
                                                             -----------
                                                              59,918,039
                                                             -----------
        Total Short-Term Investments
          (Cost $69,898,972)                                 $69,898,972
                                                             -----------

                                                             Value (A)
                                                           ------------
        Securities Lending Collateral -- 1.4%
           Money Market Fund
            BNY Institutional Cash Reserves
             Fund, 1.79%, due 10/1/04                      $  8,703,281
                                                           ------------
        Total Securities Lending Collateral
         (Cost $8,703,281)                                    8,703,281
                                                           ------------
        Total Investments -- 100.4%
          (Cost $352,291,393)                               606,056,497
          Cash, receivables and other
           assets, less liabilities -- (0.4)%                (2,583,031)
                                                           ------------

        Net Assets -- 100.0%                               $603,473,466
                                                           ============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Some or all of these securities are on loan. See note 7 to financial statements.
(C) Presently non-dividend paying.
(D) The aggregate market value of stocks held in escrow at September 30, 2004 covering open call option contracts written was $8,347,400. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $7,587,500.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                              September 30, 2004
                                  (unaudited)

   Contracts                                            Contract
  (100 shares                                    Strike Expiration  Appreciation/
     each)         Security                      Price   Date       (Depreciation)
  ----------- --------                           ------ ----------  --------------

              COVERED CALLS
      100     Amerada Hess Corp.                 $  85  Nov   04      $ (45,800)
      150     Amerada Hess Corp.                    90  Jan   05        (47,761)
      250     Boise Cascade Corp.                   40  Nov   04         24,249
      200     Burlington Resources Inc.             40  Jan   05        (37,601)
      200     ConocoPhillips                        80  Jan   05        (72,601)
      150     Royal Dutch Petroleum Co.             55  Jan   05          1,900
      100     Total S.A.                           105  Nov   04          2,200
      100     Total S.A.                           105  Feb   05        (11,300)
     -----                                                            ---------
    1,250                                                              (186,714)
     -----                                                            ---------

                            COLLATERALIZED PUTS
      200     Baker Hughes, Inc.                    30  Oct   04         21,549
      100     ConocoPhillips                        70  Jan   05          5,200
      150     du Pont (E.I.) de Nemours and
              Co.                                37.50  Oct   04         13,050
       72     Murphy Oil Corp.                      50  Oct   04          5,544
      135     Murphy Oil Corp.                      75  Nov   04          2,340
      100     Murphy Oil Corp.                      60  Jan   05          6,600
      135     Murphy Oil Corp.                      65  Jan   05            966
      100     Noble Energy, Inc.                    50  Jan   05          6,200
      250     Precision Drilling Corp.              45  Mar   05         18,099
      100     Schlumberger Ltd.                     50  Nov   04         18,099
      150     Schlumberger Ltd.                     50  Jan   05         11,550
     -----                                                            ---------
    1,492                                                               109,197
     -----                                                            ---------
                                                                      $ (77,517)
                                                                      =========

        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporations investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporations registration statement.

Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.


7 . PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At September 30, 2004, the Corporation had securities on loan of $7,357,118 and held collateral of $8,703,281, consisting of a money market fund.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of November 11, 2004, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the Corporation), including the principal executive officer
(PEO) and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of November 11, 2004, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporations internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:  November 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  November 11, 2004


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:  November 11, 2004